Tax matters - Changes in tax assets and liabilities (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	€ 23,210	€ 23,258	[1]	€ 23,210		€ 21,264
IFRS9 Adoption impact	680
(Charge)/Credit to income		215		241		(675)
Foreign currency balance translation differences and other items		(610)		(807)		(756)
(Charge)/Credit to asset and liability valuation adjustments		(92)		149		(1)
Acquisitions for the year (net)		(13)		(215)		3,378
Deferred tax assets - Balances at the end of the period		22,758		23,258	[1]	23,210
Deferred tax liabilities - Balances at the beginning of the period	(4,837)	(5,568)	[1]	(4,837)
Foreign currency balance translation differences and other items		92		(114)		414
(Charge)/Credit to asset and liability valuation adjustments		(366)		(315)		19
Acquisitions for the year (net)		0		62		(144)
Deferred tax liabilities - Balances at the end of the period		(6,522)		(5,568)	[1]	(4,837)
Balances at the beginning of the period	18,373	17,690		18,373		15,570
(Charge)/Credit to income		(465)		(123)		(107)
Foreign currency balance translation differences and other items		(518)		(921)		(342)
(Charge)/Credit to asset and liability valuation adjustments		(458)		(166)		18
Acquisitions for the year (net)		(13)		(153)		3,234
Balances at the end of the period		16,236		17,690		18,373
Deferred tax assets not recognized		6,700
Tax benefits not recognized		370
Monetizable
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	11,046	10,866		11,046
Deferred tax assets - Balances at the end of the period		11,233		10,866		11,046
Tax losses and tax credits
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	4,457	4,276		4,457		4,934
IFRS9 Adoption impact	0
(Charge)/Credit to income		(301)		(128)		(279)
Foreign currency balance translation differences and other items		(548)		1		(205)
(Charge)/Credit to asset and liability valuation adjustments		0		0		0
Acquisitions for the year (net)		0		(54)		7
Deferred tax assets - Balances at the end of the period		3,427		4,276		4,457
Temporary differences
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	18,753	18,982		18,753		16,330
IFRS9 Adoption impact	680
(Charge)/Credit to income		516		369		(396)
Foreign currency balance translation differences and other items		(62)		(808)		(551)
(Charge)/Credit to asset and liability valuation adjustments		(92)		149		(1)
Acquisitions for the year (net)		(13)		(161)		3,371
Deferred tax assets - Balances at the end of the period		19,331		18,982		18,753
Deferred tax liabilities - Balances at the beginning of the period	(4,837)	(5,568)		(4,837)		(5,694)
IFRS9 Adoption impact	0
(Charge)/Credit to income		(680)		(364)		568
Foreign currency balance translation differences and other items		92		(114)		414
(Charge)/Credit to asset and liability valuation adjustments		(366)		(315)		19
Acquisitions for the year (net)		0		62		(144)
Deferred tax liabilities - Balances at the end of the period		(6,522)		(5,568)		(4,837)
Temporary differences | Monetizable
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	11,046	10,866		11,046		9,649
IFRS9 Adoption impact	€ 273
(Charge)/Credit to income		427		391		(185)
Foreign currency balance translation differences and other items		(60)		(844)		(455)
(Charge)/Credit to asset and liability valuation adjustments		0		0		0
Acquisitions for the year (net)		0		0		2,037
Deferred tax assets - Balances at the end of the period		€ 11,233		€ 10,866		€ 11,046

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).